Net financial results (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Financial expenses [Abstract]
Interest on loans, financing and debentures (1)			R$ (4,364,050)	R$ (4,194,406)
Premium expenses on early settlements			204,416	89,026
Amortization of transaction costs			(117,573)	(75,916)
Interest expenses on lease liabilities (3)			(333,734)	(347,320)
Other			(333,900)	(363,271)
Financial expenses			(5,353,673)	(5,069,939)
Financial income [Abstract]
Cash and cash equivalents and marketable securities			1,382,280	1,144,245
Other			137,003	139,962
Financial income			1,519,283	1,284,207
Results from derivative financial instruments [Abstract]
Income			9,798,516	9,008,280
Expenses			(3,296,705)	(1,576,658)
Derivative financial instruments, net	R$ 2,499,863	R$ 1,079,117	6,501,811	7,431,622
Monetary and exchange rate variations, net [Abstract]
Exchange rate variations on loans, financing and debentures			3,588,489	10,914,087
Leases			144,326	381,893
Other assets and liabilities (4)			(648,106)	(1,768,911)
Monetary and exchange variations, net	R$ (20,504)	R$ 1,333,984	3,084,709	9,527,069
Net financial result			5,752,130	13,172,959
Interest costs capitalised			50,725	205,409
Early finance termination cost			121,752
Reclassification to biological assets			R$ 201,609	R$ 200,177